Schedule of Investments

March 31, 2020 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 72.4%
Communication Services - 6.2%
Activision Blizzard, Inc.	13,951	829,805
Alphabet, Inc. - Class A (2)	1,718	1,996,230
Alphabet, Inc. - Class C (2)	7,052	8,200,136
AT&T, Inc.	161,153	4,697,610
Cable One, Inc.	49	80,556
Cardlytics, Inc. (2)	9	315
CenturyLink, Inc.	16,668	157,679
Cogent Communications Holdings, Inc.	4,207	344,848
Comcast Corp. - Class A	32,285	1,109,958
Consolidated Communications Holdings, Inc.	4,418	20,102
Cumulus Media, Inc. (2)	304	1,648
Electronic Arts, Inc. (2)	14,316	1,434,034
EverQuote, Inc. (2)	62	1,628
Facebook, Inc. (2)	33,582	5,601,478
Frontier Communications Corp. (2)(3)	13,822	5,252
GCI Liberty, Inc. - Class A (2)	119	6,779
IDT Corp. - Class B (2)	4,388	23,783
Lee Enterprises, Inc. (2)	8,976	8,823
Liberty Media Corp.-Liberty Formula One (2)	6,279	170,977
Liberty TripAdvisor Holdings, Inc. (2)	10,507	18,913
Marcus Corp./The	2,448	30,159
MDC Partners, Inc. (2)	3,032	4,396
National CineMedia, Inc.	1,187	3,870
Shenandoah Telecommunications Co.	1,395	68,704
Spok Holdings, Inc.	2,538	27,131
Take-Two Interactive Software, Inc. (2)	731	86,704
TEGNA, Inc.	3,815	41,431
Telephone and Data Systems, Inc.	10,714	179,567
T-Mobile US, Inc. (2)	38,167	3,202,211
Tribune Publishing Co.	804	6,520
Verizon Communications, Inc.	87,131	4,681,549

		33,042,796

Consumer Discretionary - 7.2%
Acushnet Holdings Corp.	2,506	64,454
Amazon.com, Inc. (2)	6,505	12,682,929
America's Car-Mart, Inc./TX (2)	187	10,537
AutoZone, Inc. (2)	181	153,126
Bassett Furniture Industries, Inc. (2)	1,249	6,807
BBX Capital Corp.	31	72
Best Buy Co., Inc.	15,693	894,501
Big Lots, Inc.	41	583
Bloomin' Brands, Inc.	11,044	78,854
Burlington Stores, Inc. (2)	1,816	287,763
Camping World Holdings, Inc.	1,102	6,270

Citi Trends, Inc.	1,670	14,863
Crocs, Inc. (2)	1,594	27,082
Dana, Inc.	5,393	42,119
Deckers Outdoor Corp. (2)	2,430	325,620
Dollar General Corp.	12,704	1,918,431
Domino's Pizza, Inc.	1,128	365,551
eBay, Inc.	50,494	1,517,850
Everi Holdings, Inc. (2)	363	1,198
Ford Motor Co.	25,611	123,701
frontdoor, Inc. (2)	465	16,173
Garmin, Ltd.	2,378	178,255
General Motors Co.	61,637	1,280,817
Gentex Corp.	12,307	272,723
Golden Entertainment, Inc. (2)	552	3,649
Helen of Troy, Ltd. (2)	122	17,572
Home Depot, Inc./The	16,731	3,123,845
KB Home	22,057	399,232
Kirkland's, Inc. (2)	11,436	8,857
Lands' End, Inc. (2)	3,135	16,741
Lear Corp.	2,950	239,688
Lennar Corp.	9,282	354,572
Lifetime Brands, Inc.	126	712
LKQ Corp. (2)	21,500	440,965
Lululemon Athletica, Inc. (2)	13,136	2,489,929
M/I Homes, Inc. (2)	294	4,860
Malibu Boats, Inc. (2)	2,829	81,447
MasterCraft Boat Holdings, Inc. (2)	595	4,344
Mohawk Industries, Inc. (2)	526	40,102
Murphy USA, Inc. (2)	853	71,959
NIKE, Inc. - Class B	48,472	4,010,573
Norwegian Cruise Line Holdings, Ltd. (2)	9,970	109,271
NVR, Inc. (2)	226	580,619
Office Depot, Inc.	21,764	35,693
Penn National Gaming, Inc. (2)	5,203	65,818
PetMed Express, Inc.	470	13,527
Planet Fitness, Inc. (2)	4,896	238,435
Pool Corp.	9	1,771
PulteGroup, Inc.	18,257	407,496
Purple Innovation, Inc. (2)	227	1,289
PVH Corp.	1,337	50,325
Quotient Technology, Inc. (2)	2,857	18,571
Ralph Lauren Corp.	325	21,720
Rent-A-Center, Inc./TX	9,076	128,335
Rocky Brands, Inc.	721	13,951
Ross Stores, Inc.	19,591	1,703,829
Rubicon Project, Inc./The (2)	207	1,149
SeaWorld Entertainment, Inc. (2)	113	1,245
Signet Jewelers, Ltd.	438	2,825
Sportsman's Warehouse Holdings, Inc. (2)	3,637	22,404
Stamps.com, Inc. (2)	211	27,447
Stoneridge, Inc. (2)	1,396	23,383
Sturm Ruger & Co., Inc.	427	21,739
Tailored Brands, Inc. (3)	2,660	4,628
Tapestry, Inc.	3,336	43,201
Target Corp.	23,904	2,222,355
Taylor Morrison Home Corp. (2)	3,623	39,853

Tempur Sealy International, Inc. (2)	313	13,681
Tesla, Inc. (2)	1,117	585,308
Texas Roadhouse, Inc.	1,803	74,464
Tile Shop Holdings, Inc.	4,409	3,836
TJX Cos., Inc./The	2,009	96,050
Toll Brothers, Inc.	2,748	52,899
TopBuild Corp. (2)	1,504	107,747
Town Sports International Holdings, Inc. (2)	4,612	2,306
Tupperware Brands Corp.	4,419	7,159
Twin River Worldwide Holdings, Inc.	1,575	20,491
Waitr Holdings, Inc. (2)	2,554	3,141

		38,347,287

Consumer Staples - 4.1%
Alico, Inc.	344	10,678
Altria Group, Inc.	981	37,935
Casey's General Stores, Inc.	5,590	740,619
Coca-Cola Co./The	23,947	1,059,655
Coca-Cola Consolidated, Inc.	133	27,734
Conagra Brands, Inc.	4,087	119,913
Costco Wholesale Corp.	8,406	2,396,803
Darling Ingredients, Inc. (2)	5,633	107,985
Fresh Del Monte Produce, Inc.	360	9,940
General Mills, Inc.	36,642	1,933,598
Hershey Co./The	11,319	1,499,768
Ingles Markets, Inc.	730	26,397
Ingredion, Inc.	125	9,438
John B Sanfilippo & Son, Inc.	152	13,589
Kraft Heinz Co./The	4,141	102,448
Kroger Co./The	13,269	399,662
Lamb Weston Holdings, Inc.	6,774	386,795
Molson Coors Beverage Co.	20,189	787,573
Mondelez International, Inc.	20,141	1,008,661
Oil-Dri Corp. of America	451	15,081
PepsiCo, Inc.	44,703	5,368,830
Performance Food Group Co. (2)	10,426	257,731
Philip Morris International, Inc.	4,120	300,595
Pilgrim's Pride Corp. (2)	6,339	114,863
Procter & Gamble Co./The	361	39,710
SpartanNash Co.	3,208	45,939
Sysco Corp.	26,829	1,224,207
Tyson Foods, Inc.	13,278	768,398
Walmart, Inc.	28,533	3,241,919

		22,056,464

Energy - 1.8%
Amplify Energy Corp.	7,061	3,996
Archrock, Inc.	4,800	18,048
Ardmore Shipping Corp.	5,764	30,261
Baker Hughes Co.	13,890	145,845
Brigham Minerals, Inc.	2,883	23,842
Cabot Oil & Gas Corp.	8,982	154,401
Cactus, Inc.	257	2,981
Chevron Corp.	31,360	2,272,346

CNX Resources Corp. (2)	7,230	38,464
ConocoPhillips	77,736	2,394,269
CONSOL Energy, Inc. (2)	3,164	11,675
DHT Holdings, Inc.	3,933	30,166
Dorian LPG, Ltd. (2)	2,050	17,856
Dril-Quip, Inc. (2)	785	23,943
EOG Resources, Inc.	992	35,633
EQT Corp.	5,468	38,659
Exterran Corp. (2)	1,497	7,186
Exxon Mobil Corp.	19,419	737,339
Frank's International NV (2)	10,556	27,340
Gulfport Energy Corp. (2)	5,512	2,451
Hallador Energy Co.	6,197	5,880
HollyFrontier Corp.	4,837	118,555
International Seaways, Inc.	2,033	48,568
Kinder Morgan, Inc.	36,588	509,305
Marathon Petroleum Corp.	14,951	353,143
NexTier Oilfield Solutions, Inc. (2)	4,369	5,112
Nordic American Tankers, Ltd.	14,577	66,034
ONEOK, Inc.	15,292	333,519
Overseas Shipholding Group, Inc. (2)	2,201	4,996
Panhandle Oil and Gas, Inc.	120	443
Par Pacific Holdings, Inc. (2)	207	1,470
Patterson-UTI Energy, Inc.	7,402	17,395
PBF Energy, Inc.	4,107	29,078
Peabody Energy Corp.	2,730	7,917
Phillips 66	4,105	220,233
Pioneer Natural Resources Co.	2,734	191,790
Profire Energy, Inc. (2)	100	79
Renewable Energy Group, Inc. (2)	2,901	59,558
RigNet, Inc. (2)	80	144
Rosehill Resources, Inc. (2)	1,800	738
Schlumberger, Ltd.	23,191	312,847
SEACOR Holdings, Inc. (2)	1,758	47,396
SEACOR Marine Holdings, Inc. (2)	854	3,741
SilverBow Resources, Inc. (2)	550	1,359
Southwestern Energy Co. (2)	6,781	11,460
Superior Energy Services, Inc. (2)	1,242	1,826
Teekay Corp.	3,537	11,177
Teekay Tankers, Ltd.	1,936	43,057
Valero Energy Corp.	20,761	941,719
World Fuel Services Corp.	5,358	134,914

		9,500,154

Financials - 8.1%
AGNC Investment Corp.	10,262	108,572
Allstate Corp./The	36,010	3,303,197
Ally Financial, Inc.	8,409	121,342
American Equity Investment Life Holding Co.	1,317	24,760
American Express Co.	7,984	683,510
Ames National Corp.	22	450
Arch Capital Group, Ltd. (2)	1,887	53,704
Artisan Partners Asset Management, Inc.	9,866	212,020
Ashford, Inc. (2)	1,359	7,814
Athene Holding, Ltd. (2)	861	21,370

B Riley Financial, Inc.	419	7,718
Bank of America Corp.	160,791	3,413,593
Berkshire Hathaway, Inc. - Class B (2)	45,799	8,373,431
Brightsphere Investment Group, Inc.	2,863	18,295
Cannae Holdings, Inc. (2)	6,558	219,627
Capital Bancorp, Inc. (2)	236	2,955
Capital One Financial Corp.	18,365	925,963
Chimera Investment Corp.	23,610	214,851
Cincinnati Financial Corp.	7,206	543,693
Citizens Financial Group, Inc.	37,889	712,692
Civista Bancshares, Inc.	2,007	30,025
CNO Financial Group, Inc.	3,693	45,756
Cohen & Steers, Inc.	1,491	67,766
Diamond Hill Investment Group, Inc.	333	30,050
Donegal Group, Inc.	389	5,913
Eaton Vance Corp.	1,555	50,149
eHealth, Inc. (2)	309	43,513
Employers Holdings, Inc.	7,560	306,256
Esquire Financial Holdings, Inc. (2)	21	316
Essent Group, Ltd.	4,078	107,415
Farmers National Banc Corp.	1,570	18,259
Federated Hermes, Inc.	1,181	22,498
FGL Holdings	3,505	34,349
Fidelity National Financial, Inc.	32,507	808,774
Fifth Third Bancorp	112,833	1,675,570
First American Financial Corp.	8,131	344,836
First Citizens BancShares, Inc./NC	86	28,627
First Financial Corp./IN	3,433	115,761
First Horizon National Corp.	1	8
First Merchants Corp.	1,027	27,205
FirstCash, Inc.	1,865	133,795
FNCB Bancorp, Inc.	134	926
Great Ajax Corp.	149	948
GWG Holdings, Inc. (2)	406	4,125
Hallmark Financial Services, Inc. (2)	352	1,422
Hancock Whitney Corp.	1,174	22,916
Hanover Insurance Group, Inc./The	4,421	400,454
Hartford Financial Services Group, Inc./The	10,413	366,954
HBT Financial, Inc.	1,726	18,175
Heartland Financial USA, Inc.	129	3,896
Hilltop Holdings, Inc.	6,343	95,906
HomeStreet, Inc.	1,642	36,502
Houlihan Lokey, Inc.	1,661	86,571
Independent Bank Corp./MI	542	6,976
INTL. FCStone, Inc. (2)	3,062	111,028
Invesco Mortgage Capital, Inc.	36,213	123,486
JPMorgan Chase & Co.	77,495	6,976,875
KeyCorp	17,333	179,743
LCNB Corp.	214	2,696
LPL Financial Holdings, Inc.	4,031	219,407
M&T Bank Corp.	1,054	109,015
Markel Corp. (2)	450	417,551
MarketAxess Holdings, Inc.	390	129,702
Medley Management, Inc.	2,343	1,592
MetLife, Inc.	8,606	263,085
MGIC Investment Corp.	38,366	243,624

Mid Penn Bancorp, Inc.	2	41
Midland States Bancorp, Inc.	100	1,749
MMA Capital Holdings, Inc. (2)	189	4,674
MSCI, Inc.	2,391	690,903
NI Holdings, Inc. (2)	978	13,262
Nicolet Bankshares, Inc. (2)	1,206	65,823
Northrim BanCorp, Inc.	1,296	34,992
Ocwen Financial Corp. (2)	2,941	1,471
Old Republic International Corp.	4,708	71,797
OneMain Holdings, Inc.	6,308	120,609
Oppenheimer Holdings, Inc.	8,539	168,731
Opus Bank	2,835	49,131
Parke Bancorp, Inc.	333	4,492
PCB Bancorp	173	1,692
PennyMac Financial Services, Inc.	4,509	99,694
PNC Financial Services Group, Inc./The	35,374	3,385,999
Popular, Inc.	14,605	511,175
ProSight Global, Inc. (2)	1,145	11,164
Prudential Financial, Inc.	24,044	1,253,654
Pzena Investment Management, Inc.	8,002	35,689
QCR Holdings, Inc.	514	13,914
Radian Group, Inc.	29,637	383,799
RBB Bancorp	3,680	50,490
Regions Financial Corp.	152,672	1,369,468
Shore Bancshares, Inc.	386	4,188
Silvercrest Asset Management Group, Inc.	155	1,466
State Street Corp.	599	31,909
Stewart Information Services Corp.	5,588	149,032
Stifel Financial Corp.	450	18,576
Summit Financial Group, Inc.	1,258	26,682
Synchrony Financial	45,745	736,037
Triumph Bancorp, Inc. (2)	2,533	65,858
Two Harbors Investment Corp.	2,222	8,466
United Community Banks, Inc./GA	776	14,209
Unity Bancorp, Inc.	43	503
Unum Group	2,322	34,853
Virtus Investment Partners, Inc.	68	5,175
Walker & Dunlop, Inc.	3,145	126,649
Watford Holdings, Ltd. (2)	327	4,791
Western Alliance Bancorp	15,465	473,384
WR Berkley Corp.	9,468	493,946

		43,230,110

Healthcare - 14.9%
Abbott Laboratories	13,911	1,097,717
AbbVie, Inc.	38,449	2,929,429
ACADIA Pharmaceuticals, Inc. (2)	1,110	46,898
Acceleron Pharma, Inc. (2)	1,254	112,697
AcelRx Pharmaceuticals, Inc. (2)	9,001	10,621
Aclaris Therapeutics, Inc. (2)	228	237
Aduro Biotech, Inc. (2)	3,771	10,333
Adverum Biotechnologies, Inc. (2)	70	684
Affimed NV (2)	4,894	7,733
Agenus, Inc. (2)	3,612	8,849
Agilent Technologies, Inc.	15,306	1,096,216

Akcea Therapeutics, Inc. (2)	1,259	18,004
Akebia Therapeutics, Inc. (2)	885	6,708
Alector, Inc. (2)	778	18,773
Alexion Pharmaceuticals, Inc. (2)	12,173	1,093,014
Align Technology, Inc. (2)	58	10,089
Alkermes PLC (2)	8,387	120,941
Allergan PLC	8,717	1,543,781
Alnylam Pharmaceuticals, Inc. (2)	2,861	311,420
Amedisys, Inc. (2)	440	80,758
AmerisourceBergen Corp.	7,924	701,274
Amgen, Inc.	22,487	4,558,790
AMN Healthcare Services, Inc. (2)	300	17,343
Amneal Pharmaceuticals, Inc. (2)	7,061	24,572
Anavex Life Sciences Corp. (2)	76	239
AngioDynamics, Inc. (2)	2,710	28,265
Apellis Pharmaceuticals, Inc. (2)	1,387	37,158
Aprea Therapeutics, Inc. (2)	626	21,760
Arcus Biosciences, Inc. (2)	1,089	15,115
Ardelyx, Inc. (2)	3,159	17,959
Arena Pharmaceuticals, Inc. (2)	725	30,450
Arrowhead Pharmaceuticals, Inc. (2)	777	22,354
Arvinas, Inc. (2)	2,384	96,075
Assertio Therapeutics, Inc. (2)	14,489	9,418
Athersys, Inc. (2)	40,747	122,241
AtriCure, Inc. (2)	313	10,514
Avantor, Inc. (2)	10,178	127,123
Axsome Therapeutics, Inc. (2)	673	39,593
Baxter International, Inc.	8,580	696,610
BioDelivery Sciences International, Inc. (2)	17,183	65,124
Biogen, Inc. (2)	2,900	917,502
BioMarin Pharmaceutical, Inc. (2)	774	65,403
Bio-Rad Laboratories, Inc. (2)	595	208,583
BioSpecifics Technologies Corp. (2)	1,035	58,550
Bioxcel Therapeutics, Inc. (2)	183	4,090
Bristol-Myers Squibb Co.	59,366	3,309,061
Calithera Biosciences, Inc. (2)	85	377
Cardinal Health, Inc.	9,052	433,953
Catalent, Inc. (2)	14,016	728,131
Catalyst Pharmaceuticals, Inc. (2)	6,047	23,281
Celcuity, Inc. (2)	720	4,680
CEL-SCI Corp. (2)	254	2,931
Centogene NV (2)	1,641	32,820
Cerecor, Inc. (2)	1,721	4,268
Cerner Corp.	28,215	1,777,263
Charles River Laboratories International, Inc. (2)	345	43,542
Chemed Corp.	1,417	613,844
ChemoCentryx, Inc. (2)	1,172	47,091
Chiasma, Inc. (2)	2,262	8,256
Cigna Corp.	1,914	339,123
Coherus Biosciences, Inc. (2)	2,959	47,995
Collegium Pharmaceutical, Inc. (2)	1,498	24,462
Community Health Systems, Inc. (2)	1,373	4,586
Concert Pharmaceuticals, Inc. (2)	509	4,500
CONMED Corp.	124	7,101
Constellation Pharmaceuticals, Inc. (2)	344	10,812
Corium International Contingent Value Rights (2)(8)	409	0

Cue Biopharma, Inc. (2)	2,064	29,288
CVS Health Corp.	18,855	1,118,667
Cytokinetics, Inc. (2)	656	7,734
CytomX Therapeutics, Inc. (2)	3,444	26,415
DaVita, Inc. (2)	3,068	233,352
Deciphera Pharmaceuticals, Inc. (2)	355	14,615
DENTSPLY SIRONA, Inc.	8,590	333,550
DexCom, Inc. (2)	1,449	390,172
Dicerna Pharmaceuticals, Inc. (2)	885	16,257
Edwards Lifesciences Corp. (2)	1,610	303,678
Elanco Animal Health, Inc. (2)	1,438	32,197
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	3,328	0
Eli Lilly and Co.	29,683	4,117,626
Emergent BioSolutions, Inc. (2)	3,238	187,351
Encompass Health Corp.	1,980	126,779
Endo International PLC (2)	9,342	34,565
Enochian Biosciences, Inc. (2)	367	1,101
Envista Holdings Corp. (2)	2,425	36,230
Exagen, Inc. (2)	542	8,639
Exelixis, Inc. (2)	12,584	216,696
Fate Therapeutics, Inc. (2)	1,999	44,398
Fennec Pharmaceuticals, Inc. (2)	1,310	7,781
Fulcrum Therapeutics, Inc. (2)	1,161	13,862
Gilead Sciences, Inc.	49,479	3,699,050
Globus Medical, Inc. (2)	4,999	212,607
HCA Healthcare, Inc.	5,763	517,806
Hill-Rom Holdings, Inc.	5,978	601,387
Horizon Therapeutics Plc (2)	4,168	123,456
Humana, Inc.	8,370	2,628,347
ICU Medical, Inc. (2)	125	25,221
IDEXX Laboratories, Inc. (2)	967	234,246
ImmunoGen, Inc. (2)	2,356	8,034
Incyte Corp. (2)	6,577	481,634
Insulet Corp. (2)	1,765	292,425
Integer Holdings Corp. (2)	505	31,744
Iovance Biotherapeutics, Inc. (2)	3,090	92,499
Jazz Pharmaceuticals PLC (2)	1,190	118,691
Johnson & Johnson	46,348	6,077,613
Kadmon Holdings, Inc. (2)	6,610	27,696
Karuna Therapeutics, Inc. (2)	52	3,744
Karyopharm Therapeutics, Inc. (2)	2,010	38,612
Kiniksa Pharmaceuticals, Ltd. (2)	15	232
Kodiak Sciences, Inc. (2)	520	24,804
Krystal Biotech, Inc. (2)	238	10,291
LHC Group, Inc. (2)	841	117,908
LogicBio Therapeutics, Inc. (2)	51	252
Luminex Corp.	1,259	34,660
Marinus Pharmaceuticals, Inc. (2)	3,548	7,202
Masimo Corp. (2)	1,783	315,805
McKesson Corp.	2,243	303,388
Medtronic PLC	53,175	4,795,322
Menlo Therapeutics, Inc. (2)	1,392	3,731
Merck & Co., Inc.	62,539	4,811,751
Meridian Bioscience, Inc.	2,092	17,573
Mersana Therapeutics, Inc. (2)	2,012	11,730

Moderna, Inc. (2)	5,471	163,856
Molecular Templates, Inc. (2)	1,496	19,882
Momenta Pharmaceuticals, Inc. (2)	3,479	94,629
Mylan NV (2)	3,633	54,168
Natera, Inc. (2)	1,922	57,391
Neon Therapeutics, Inc. (2)	706	1,864
Neurocrine Biosciences, Inc. (2)	4,818	416,998
Nevro Corp. (2)	2,482	248,150
Ocular Therapeutix, Inc. (2)	1,876	9,286
Odonate Therapeutics, Inc. (2)	787	21,729
Oncocyte Corp. (2)	1,737	4,256
Oncternal Therapeutics, Inc. (2)	2,092	6,130
OPKO Health, Inc. (2)	9,485	12,710
Organogenesis Holdings, Inc. (2)	1,572	5,078
Osmotica Pharmaceuticals PLC (2)	5,075	16,139
Owens & Minor, Inc.	2,441	22,335
Pacira BioSciences, Inc. (2)	1,376	46,137
Palatin Technologies, Inc. (2)	15,630	6,621
PDL BioPharma, Inc. (2)	11,158	31,466
Perrigo Co. PLC	6,843	329,080
Pfenex, Inc. (2)	418	3,687
Pfizer, Inc.	99,536	3,248,855
Phathom Pharmaceuticals, Inc. (2)	90	2,324
Phibro Animal Health Corp.	4,274	103,303
PRA Health Sciences, Inc. (2)	4,474	371,521
Principia Biopharma, Inc. (2)	237	14,073
Prothena Corp. PLC (2)	412	4,408
PTC Therapeutics, Inc. (2)	1,258	56,119
Quest Diagnostics, Inc.	1,278	102,623
Quidel Corp. (2)	1,548	151,410
Radius Health, Inc. (2)	2,099	27,287
Recro Pharma, Inc. (2)	4,364	35,654
Regeneron Pharmaceuticals, Inc. (2)	2,007	979,998
Replimune Group, Inc. (2)	575	5,733
ResMed, Inc.	5,821	857,375
resTORbio, Inc. (2)	2,722	2,804
Revance Therapeutics, Inc. (2)	667	9,872
Rigel Pharmaceuticals, Inc. (2)	7,307	11,399
Scholar Rock Holding Corp. (2)	917	11,105
SeaSpine Holdings Corp. (2)	689	5,629
Seattle Genetics, Inc. (2)	3,439	396,792
Select Medical Holdings Corp. (2)	3,758	56,370
Simulations Plus, Inc.	143	4,994
STERIS PLC	4,662	652,540
Strongbridge Biopharma PLC (2)	4,580	8,656
Stryker Corp.	22,478	3,742,362
Sutro Biopharma, Inc. (2)	1,478	15,076
Tenet Healthcare Corp. (2)	6,477	93,269
TG Therapeutics, Inc. (2)	1,089	10,716
Thermo Fisher Scientific, Inc.	2,295	650,862
Twist Bioscience Corp. (2)	525	16,055
United Therapeutics Corp. (2)	3,247	307,897
UnitedHealth Group, Inc.	11,565	2,884,080
Vanda Pharmaceuticals, Inc. (2)	510	5,284
Verrica Pharmaceuticals, Inc. (2)	1,720	18,800
Vertex Pharmaceuticals, Inc. (2)	7,204	1,714,192

West Pharmaceutical Services, Inc.	2,427	369,511
XBiotech, Inc. (2)	1,502	15,951
Y-mAbs Therapeutics, Inc. (2)	187	4,881
Zimmer Biomet Holdings, Inc.	20,511	2,073,252
Zoetis, Inc.	26,094	3,071,003

		80,545,125

Industrials - 4.7%
Allison Transmission Holdings, Inc.	23,524	767,118
Arcosa, Inc.	3,238	128,678
Armstrong World Industries, Inc.	192	15,249
ASGN, Inc. (2)	1,407	49,695
Atkore International Group, Inc. (2)	143	3,013
AZZ, Inc.	1,272	35,769
Barrett Business Services, Inc.	335	13,279
BMC Stock Holdings, Inc. (2)	9,038	160,244
Builders FirstSource, Inc. (2)	14,897	182,190
BWX Technologies, Inc.	1,158	56,406
Carlisle Cos., Inc.	1,696	212,475
CBIZ, Inc. (2)	659	13,786
Charah Solutions, Inc. (2)	502	858
Comfort Systems USA, Inc.	529	19,335
Copa Holdings SA	1,249	56,567
Copart, Inc. (2)	14,257	976,890
Costamare, Inc.	395	1,785
CSX Corp.	11,033	632,191
Cummins, Inc.	22,540	3,050,113
Curtiss-Wright Corp.	106	9,795
Delta Air Lines, Inc.	11,295	322,246
Douglas Dynamics, Inc.	1,460	51,845
Ducommun, Inc. (2)	53	1,317
Eaton Corp. PLC	1,059	82,274
EMCOR Group, Inc.	4,394	269,440
EnerSys	333	16,490
Exponent, Inc.	1,729	124,332
Federal Signal Corp.	2,644	72,128
Fortune Brands Home & Security, Inc.	9,036	390,807
FTI Consulting, Inc. (2)	3,693	442,311
Generac Holdings, Inc. (2)	3,429	319,480
GMS, Inc. (2)	553	8,699
Graco, Inc.	8,732	425,510
GrafTech International, Ltd.	4,343	35,265
Great Lakes Dredge & Dock Corp. (2)	2,587	21,472
HNI Corp.	518	13,048
Howmet Aerospace, Inc.	28,536	458,288
Hub Group, Inc. (2)	2,972	135,137
Huntington Ingalls Industries, Inc.	469	85,456
Illinois Tool Works, Inc.	6,564	932,876
ITT, Inc.	7,375	334,530
Jacobs Engineering Group, Inc.	12,403	983,186
JetBlue Airways Corp. (2)	16,262	145,545
Johnson Controls International plc	26,757	721,369
Kansas City Southern	12,546	1,595,600
Kelly Services, Inc. - Class A	791	10,038
Kimball International, Inc. - Class B	7,427	88,456

Knoll, Inc.	179	1,847
Landstar System, Inc.	137	13,133
LB Foster Co. - Class A (2)	38	470
Lockheed Martin Corp.	9,330	3,162,404
LSC Communications, Inc.	11,648	1,048
ManpowerGroup, Inc.	9,877	523,382
Marten Transport, Ltd.	649	13,317
Masco Corp.	1,061	36,679
Masonite International Corp. (2)	502	23,820
Matson, Inc.	917	28,079
Maxar Technologies, Inc.	2,409	25,728
Miller Industries, Inc./TN	4,125	116,655
NL Industries, Inc.	280	834
Norfolk Southern Corp.	9,982	1,457,372
Northwest Pipe Co. (2)	1,246	27,724
Oshkosh Corp.	6,574	422,905
PACCAR, Inc.	21,291	1,301,519
Parker-Hannifin Corp.	1,046	135,698
Park-Ohio Holdings Corp.	196	3,712
Primoris Services Corp.	3,007	47,811
Quad/Graphics, Inc.	4,852	12,227
Quanta Services, Inc.	1,519	48,198
Raytheon Co.	616	80,788
Regal Beloit Corp.	238	14,982
Rexnord Corp.	10,751	243,725
RR Donnelley & Sons Co.	14,233	13,642
Rush Enterprises, Inc.	233	7,437
Safe Bulkers, Inc. (2)	7,327	8,719
Southwest Airlines Co.	26,575	946,336
SPX Corp. (2)	500	16,320
Steelcase, Inc. - Class A	3,832	37,822
Teledyne Technologies, Inc. (2)	821	244,059
Tetra Tech, Inc.	920	64,970
Timken Co./The	13,237	428,085
Triton International, Ltd./Bermuda	11,558	299,005
TrueBlue, Inc. (2)	4,859	62,001
Union Pacific Corp.	4,822	680,095
Universal Forest Products, Inc.	1,439	53,516
Vectrus, Inc. (2)	1,259	52,135
WESCO International, Inc. (2)	669	15,287
XPO Logistics, Inc. (2)	6,100	297,375

		25,443,442

Information Technology - 19.6%
Adobe, Inc. (2)	15,712	5,000,187
Akamai Technologies, Inc. (2)	4,679	428,082
Alteryx, Inc. (2)	343	32,643
American Software, Inc./GA	611	8,682
Amkor Technology, Inc. (2)	16,781	130,724
Anixter International, Inc. (2)	4,111	361,234
ANSYS, Inc. (2)	789	183,419
Apple, Inc.	69,226	17,603,480
Applied Materials, Inc.	61,766	2,830,118
AstroNova, Inc.	1,469	11,399
Autodesk, Inc. (2)	5,276	823,584

Avid Technology, Inc. (2)	5,236	35,238
Avnet, Inc.	15,671	393,342
Benchmark Electronics, Inc.	1,642	32,824
Booz Allen Hamilton Holding Corp.	6,584	451,926
Broadcom, Inc.	5,703	1,352,181
CACI International, Inc. - Class A (2)	1,649	348,186
Cadence Design Systems, Inc. (2)	21,464	1,417,483
Calix, Inc. (2)	438	3,101
Cambium Networks Corp. (2)	7,765	43,484
CDK Global, Inc.	15,128	496,955
CDW Corp./DE	5,586	521,006
Cerence, Inc. (2)	1,150	17,710
Cirrus Logic, Inc. (2)	666	43,710
Cisco Systems, Inc.	55,112	2,166,453
Citrix Systems, Inc.	6,980	988,019
Cognizant Technology Solutions Corp.	1,730	80,393
DocuSign, Inc. (2)	7,128	658,627
DXC Technology Co.	9,538	124,471
Dynatrace, Inc. (2)	14,179	338,027
Enphase Energy, Inc. (2)	2,597	83,857
Envestnet, Inc. (2)	991	53,296
Fair Isaac Corp. (2)	983	302,459
Fidelity National Information Services, Inc.	4,861	591,292
Fortinet, Inc. (2)	9,376	948,570
Global Payments, Inc.	271	39,086
Hackett Group, Inc./The	102	1,297
Hewlett Packard Enterprise Co.	76,316	741,028
HP, Inc.	3,393	58,902
Ichor Holdings, Ltd. (2)	448	8,584
Intel Corp.	78,601	4,253,886
International Business Machines Corp.	10,862	1,204,922
Intuit, Inc.	13,174	3,030,020
J2 Global, Inc.	1,396	104,491
Jabil, Inc.	13,418	329,814
KBR, Inc.	4,384	90,661
KLA Corp.	13,288	1,910,017
Lam Research Corp.	12,290	2,949,600
Leidos Holdings, Inc.	6,544	599,758
Lumentum Holdings, Inc. (2)	2,318	170,837
Majesco (2)	115	628
Mastercard, Inc.	22,544	5,445,729
Maxim Integrated Products, Inc.	4,231	205,669
Methode Electronics, Inc.	4,284	113,226
Micron Technology, Inc. (2)	25,603	1,076,862
Microsoft Corp.	126,512	19,952,208
MicroStrategy, Inc. (2)	526	62,121
Motorola Solutions, Inc.	9,615	1,278,026
National Instruments Corp.	170	5,624
NCR Corp. (2)	4,394	77,774
NIC, Inc.	6,575	151,225
NortonLifeLock, Inc.	30,035	561,955
Nuance Communications, Inc. (2)	2,817	47,269
NVIDIA Corp.	9,587	2,527,133
OneSpan, Inc. (2)	2,184	39,640
Oracle Corp.	88,349	4,269,907
Paycom Software, Inc. (2)	2,749	555,325

Paylocity Holding Corp. (2)	604	53,345
PC Connection, Inc.	767	31,608
Perspecta, Inc.	112	2,043
Photronics, Inc. (2)	5,043	51,741
Progress Software Corp.	5,290	169,280
Qorvo, Inc. (2)	1,713	138,119
QUALCOMM, Inc.	46,076	3,117,041
Rimini Street, Inc. (2)	778	3,182
RingCentral, Inc. - Class A (2)	2,894	613,268
Sanmina Corp. (2)	5,285	144,175
ScanSource, Inc. (2)	330	7,059
Science Applications International Corp.	286	21,344
ServiceNow, Inc. (2)	436	124,949
Skyworks Solutions, Inc.	5,477	489,534
SMART Global Holdings, Inc. (2)	1,564	38,005
SPS Commerce, Inc. (2)	1,759	81,811
SS&C Technologies Holdings, Inc.	19,750	865,445
Sykes Enterprises, Inc. (2)	235	6,373
SYNNEX Corp.	2,770	202,487
Synopsys, Inc. (2)	17,366	2,236,567
Teradyne, Inc.	7,786	421,768
TESSCO Technologies, Inc.	948	4,636
Texas Instruments, Inc.	40,234	4,020,584
Tyler Technologies, Inc. (2)	750	222,420
Unisys Corp. (2)	901	11,127
Visa, Inc.	1,860	299,683
Xerox Holdings Corp.	20,318	384,823
Zebra Technologies Corp. - Class A (2)	2,103	386,111

		104,917,914

Materials - 1.4%
Air Products and Chemicals, Inc.	1,086	216,776
Cabot Corp.	83	2,168
Commercial Metals Co.	118	1,863
Eastman Chemical Co.	4,796	223,398
FMC Corp.	1,980	161,746
Hawkins, Inc.	183	6,515
Huntsman Corp.	1,340	19,336
Innospec, Inc.	730	50,728
Koppers Holdings, Inc. (2)	1,936	23,948
LyondellBasell Industries NV	31,440	1,560,367
NewMarket Corp.	58	22,206
Newmont Corp.	33,328	1,509,092
Novagold Resources, Inc. (2)	3,936	29,048
Olympic Steel, Inc.	1,651	17,088
PPG Industries, Inc.	1,478	123,561
Ramaco Resources, Inc. (2)	2,094	5,005
Reliance Steel & Aluminum Co.	7,202	630,823
Royal Gold, Inc.	7,496	657,474
RPM International, Inc.	5,038	299,761
Ryerson Holding Corp. (2)	6,298	33,505
Sherwin-Williams Co./The	2,428	1,115,715
Steel Dynamics, Inc.	6,455	145,496
Stepan Co.	1,058	93,591
SunCoke Energy, Inc.	1,017	3,915

Trecora Resources (2)	121	720
Tredegar Corp.	2,073	32,401
Trinseo SA	293	5,306
Valvoline, Inc.	15,780	206,560
Warrior Met Coal, Inc.	2,772	29,439
Westrock Co.	16,345	461,910

		7,689,461

Real Estate Investment Trust - 2.8%
Agree Realty Corp.	3,304	204,518
American Homes 4 Rent	17,441	404,631
American Tower Corp.	13,784	3,001,466
Apple Hospitality REIT, Inc.	37,568	344,499
Ashford Hospitality Trust, Inc.	21,381	15,805
AvalonBay Communities, Inc.	9,471	1,393,847
CatchMark Timber Trust, Inc.	1,689	12,195
CBL & Associates Properties, Inc.	19,529	3,908
Clipper Realty, Inc.	723	3,745
Colony Capital, Inc.	3,141	5,497
CorEnergy Infrastructure Trust, Inc.	73	1,342
CorePoint Lodging, Inc.	12,055	47,256
Corporate Office Properties Trust	5,072	112,243
Cousins Properties, Inc.	715	20,928
EastGroup Properties, Inc.	760	79,405
Essex Property Trust, Inc.	12,207	2,688,470
eXp World Holdings, Inc. (2)	1,062	8,985
Gaming and Leisure Properties, Inc.	15,493	429,311
Getty Realty Corp.	2,529	60,038
Healthcare Realty Trust, Inc.	11,071	309,213
Healthcare Trust of America, Inc. - Class A	15,015	364,564
Highwoods Properties, Inc.	6,157	218,081
Iron Mountain, Inc.	2,742	65,260
Kilroy Realty Corp.	806	51,342
Lamar Advertising Co.	9,576	491,057
Life Storage, Inc.	381	36,024
LTC Properties, Inc.	1,512	46,721
Marcus & Millichap, Inc. (2)	148	4,011
Maui Land & Pineapple Co., Inc. (2)	5	55
Mid-America Apartment Communities, Inc.	1,151	118,588
National Health Investors, Inc.	1,894	93,791
National Storage Affiliates Trust	5,444	161,142
Paramount Group, Inc.	29	255
Physicians Realty Trust	17,604	245,400
Piedmont Office Realty Trust, Inc.	8,071	142,534
PS Business Parks, Inc.	3,974	538,556
QTS Realty Trust, Inc.	726	42,115
Rayonier, Inc.	4,419	104,067
RE/MAX Holdings, Inc.	360	7,891
Regency Centers Corp.	3,955	151,991
Ryman Hospitality Properties, Inc.	119	4,266
Service Properties Trust	19,874	107,320
Simon Property Group, Inc.	44,448	2,438,417
Spirit MTA Reit Liquidating Trust (2)(8)	9,151	0
Tanger Factory Outlet Centers, Inc. (3)	7,605	38,025
Tejon Ranch Co. (2)	617	8,675

Uniti Group, Inc.		3,569	21,521
Urstadt Biddle Properties, Inc.		2,849	40,171
Xenia Hotels & Resorts, Inc.		11,509	118,543

			14,807,685

Utilities - 1.6%
Alliant Energy Corp.		998	48,193
American States Water Co.		989	80,841
Artesian Resources Corp.		438	16,372
Consolidated Water Co., Ltd.		3,254	53,366
Entergy Corp.		14,272	1,341,140
Evergy, Inc.		31,237	1,719,597
FirstEnergy Corp.		39,544	1,584,528
MDU Resources Group, Inc.		42,681	917,642
MGE Energy, Inc.		56	3,666
NextEra Energy, Inc.		27	6,497
NRG Energy, Inc.		8,064	219,825
PPL Corp.		27,572	680,477
Pure Cycle Corp. (2)		717	7,995
RGC Resources, Inc.		416	12,035
Southern Co./The		29,905	1,619,057
Spark Energy, Inc. - Class A		348	2,182
UGI Corp.		2,847	75,929
Unitil Corp.		3,139	164,232
York Water Co./The		881	38,274

			8,591,848

Total Common Stocks	(Cost	$388,290,874)	388,172,286

Money Market Registered Investment Companies - 21.9%
Meeder Institutional Prime Money Market Fund, 0.75% (5)		117,164,225	117,058,778
Morgan Stanley Government Institutional Fund, 0.25% (4)		59,797	59,797

Total Money Market Registered Investment Companies	(Cost	$117,208,461)	117,118,575

Bank Obligations - 0.1%
First Merchants Bank Deposit Account, 2.10%, 4/1/2020 (6)		246,411	246,411
Metro City Bank Deposit Account, 1.60%, 4/1/2020 (6)		246,314	246,314
Pacific Mercantile Bank Deposit Account, 1.55%, 4/1/2020 (6)		246,287	246,287

Total Bank Obligations	(Cost	$739,012)	739,012

Total Investments - 94.4%	(Cost	$506,238,347)	506,029,873

Other Assets less Liabilities - 5.6%			29,808,716

Total Net Assets - 100.0%			535,838,589

Trustee Deferred Compensation (7)
Meeder Balanced Fund - Retail Class		3,964	42,018
Meeder Dynamic Allocation Fund - Retail Class		9,972	94,535
Meeder Muirfield Fund - Retail Class		6,262	40,515
Meeder Conservative Allocation Fund - Retail Class		1,176	24,943

Total Trustee Deferred Compensation	(Cost	$215,540)	202,011

Futures Contracts
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	160	6/19/2020	12,474,400	1,251,025
Mini MSCI Emerging Markets Index Futures	75	6/19/2020	3,160,875	240,920
Russell 2000 Mini Index Futures	(212)	6/19/2020	(12,164,560)	(1,137,818)
Standard & Poors 500 Mini Futures	(1,425)	6/19/2020	(183,091,125)	(9,586,250)
E-mini Standard & Poors MidCap 400 Futures	(344)	6/19/2020	(49,460,320)	(4,791,860)

Total Futures Contracts	(1,746)		(229,080,730)	(14,023,983)

(1)       Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•       Level 1 - quoted prices in active markets for identical securities

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$505,290,861	$(14,023,983)
Level 2 - Other Significant Observable Inputs	739,012	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$506,029,873	$(14,023,983)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)       Represents non-income producing securities.

(3)       All or a portion of this security is on loan.

(4)       Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.

(5)       Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.

(6)       Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)       Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)       Fair valued security deemed as Level 3 security.

(9)       Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.